STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				60 Months Ended	66 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010	Jun. 30, 2011
REVENUE
OPERATING EXPENSES:
General and administrative expenses	5,503	11,826	16,180	14,846	26,094		22,331		101,197	117,377
LOSS FROM OPERATIONS	(5,503)	(11,826)	(16,180)	(14,846)	(26,094)		(22,331)		(101,197)	(117,377)
OTHER (EXPENSE)
Interest expense - related party	(885)	(1,040)	(2,339)	(1,908)	(4,347)		(2,642)		(9,025)	(11,364)
Total other (expense)	(885)	(1,040)	(2,339)	(1,908)	(4,347)		(2,642)		(9,025)	(11,364)
NET LOSS	$ (6,388)	$ (12,866)	$ (18,519)	$ (16,754)	$ (30,441)		$ (24,973)		$ (110,222)	$ (128,741)
BASIC NET LOSS PER SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	7,544,780	8,698,455	6,830,294	8,698,455	8,698,455	[1]	8,603,367	[1]

[1]	Common shares retroactively restated for a 4.21875 for 1 forward stock split effected on May 20, 2011. See Note 6.